Segment Disclosure - Net Sales for New and Used Systems (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net sales	€ 6,287,375	€ 5,856,277	€ 5,245,326
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales		4,242,790	3,993,129
New Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	4,109,439	4,127,433	3,890,154
Used Systems [Member] | System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	€ 127,744	€ 115,357	€ 102,975